Derivative Financial Instruments and Hedging Activities - Schedule of Loss Recognized in Other Comprehensive (Loss) Income on Derivatives (Detail) (Interest rate swaps designated as cash flow hedges [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments And Hedging Activities [Line Items]
Loss recognized in other comprehensive (loss)income on derivative	$ (8,604)	$ (5,471)
Interest Rate Swaps [Member]
Derivative Instruments And Hedging Activities [Line Items]
Loss recognized in other comprehensive (loss)income on derivative	$ (8,604)	$ (5,471)